Borrowings - Additional Information (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Debt Instrument [Line Items]
Restrictive covenants		Amounts drawn under the facilities are secured by first priority mortgages on the Company’s vessels. The credit facilities and sale and leaseback transaction contain a number of restrictive covenants that limit Navios Containers L.P. and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm’s length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the Company’s vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any units of its capital or declaring or paying any dividends; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities and sale and leaseback transaction also require the vessels to comply with the ISM Code and ISPS Code and to maintain safety management certificates and documents of compliance at all times. Additionally, the facilities require compliance with certain financial covenants including maintenance covenants, such as loan-to-value ratio, minimum liquidity, net worth and ratio of liabilities to assets as defined in the credit facilities. It is an event of default under the credit facilities if such covenants are not complied with.
Description of violation or event of default		The Company’s credit facilities and sale and leaseback transaction also require compliance with a number of financial covenants, including: (i) maintain a value to loan ratio ranging from 120% to 125%; (ii) minimum free consolidated liquidity of $14,000 as at December 31, 2018 and equal to at least the product of $500 and the total number of vessels as defined in the Company’s credit facilities; (iii) maintain a ratio of liabilities-to-assets (as defined in the credit facilities) of less than 0.80 : 1.00; and (iv) maintain a minimum net worth of at least $75,000. Among other events, it will be an event of default under the credit facilities and sale and leaseback transaction if the financial covenants are not complied with.
Minimum free consolidated liquidity		$ 14,000
Weighted average interest rate	5.20%	5.76%
Interest expense and finance cost	$ 1,863	$ 10,187
Product
Debt Instrument [Line Items]
Minimum free consolidated liquidity		$ 500
Minimum
Debt Instrument [Line Items]
Ratio of required security amount		120.00%
Minimum net worth		$ 75,000
Minimum | Navios Holdings, Navios Partners, Angeliki Frangou and their respective affiliates
Debt Instrument [Line Items]
Ownership percentage		20.00%
Maximum
Debt Instrument [Line Items]
Ratio of required security amount		125.00%
Liabilities-to-assets ratio		0.80